Document and Entity Information	Apr. 08, 2024
Cover [Abstract]
Entity Registrant Name	KINETA, INC./DE
Amendment Flag	false
Entity Central Index Key	0001445283
Document Type	8-K
Document Period End Date	Apr. 08, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-37695
Entity Tax Identification Number	20-8436652
Entity Address, Address Line One	7683 SE 27th Street
Entity Address, Address Line Two	Suite 481
Entity Address, City or Town	Mercer Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98040
City Area Code	(206)
Local Phone Number	378-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	KA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false